DISCONTINUED OPERATIONS - Patterson UTI (Detail) (Patterson UTI [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010
Patterson UTI [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, carrying value of assets sold			$ 74,300,000	$ 76,500,000
Revenues	0	197,704,000	122,966,000
Direct operating expenses	0	154,369,000	103,515,000
Depreciation and amortization expense	0	6,758,000	20,329,000
General and administrative expenses	0	11,734,000	6,556,000
Asset retirements and impairments	0	0	62,767,000
Operating income (loss)	0	24,843,000	(70,201,000)
Interest expense, net of amounts capitalized	0	(262,000)	(336,000)
Other (income) expense, net	0	(75,000)	714,000
Gain on sale of discontinued operations		154,355,000
Loss before taxes and noncontrolling interest		179,535,000	(70,579,000)
Income tax benefit	0	(73,790,000)	25,151,000
Net (loss)	$ 0	$ 105,745,000	$ (45,428,000)